UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number:    811-23393

Cohen & Steers Preferred Securities and Income SMA Shares, Inc.

(Exact name of registrant as specified in charter)

280 Park Avenue, New York, NY 10017

(Address of principal executive offices) (Zip code)

Dana A. DeVivo

Cohen & Steers Capital Management, Inc.

280 Park Avenue

New York, New York 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code:    (212) 832-3232

Date of fiscal year end:    October 31

Date of reporting period:    April 30, 2022

Item 1. Reports to Stockholders.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

To Our Shareholders:

We would like to share with you our report for the six months ended April 30, 2022. The total returns for Cohen & Steers Preferred Securities and Income SMA Shares, Inc. (the Fund) and its comparative benchmarks were:

Six Months Ended April 30, 2022
Cohen & Steers Preferred Securities and Income SMA Shares	–7.60%
Blended Benchmark—75% ICE BofA US IG Institutional Capital Securities Index/ 25% Bloomberg Developed Market USD Contingent Capital Index[a]	–7.73%
S&P 500 Index[a]	–9.65%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and the principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current total returns of the Fund can be obtained by visiting our website at cohenandsteers.com. The Fund’s returns assume the reinvestment of all dividends and distributions at net asset value (NAV). Shareholders should be aware that the Fund is managed within the context of separately managed account programs and not with the objective of matching or exceeding the Fund’s stated indexes, which are used for Fund reporting purposes. As such, comparisons of the Fund’s performance to that of the indicated indexes are not likely to be meaningful. An investor cannot invest directly in an index. Performance figures for periods shorter than one year are not annualized. Performance figures do not reflect the effect of fees and expenses associated with a separately managed account (SMA) program or fees paid to the investment advisor for SMA advisory services. Such fees are paid directly or indirectly by the SMA program sponsor to the investment advisor. The investment advisor does not charge an advisory fee to the Fund. The investment advisor has contractually agreed to reimburse the Fund so that the total annual Fund operating expenses (excluding acquired fund fees and expenses, interest, taxes, extraordinary expenses, and other expenses approved by the Board of Directors) do not exceed 0.00%. This contractual agreement is currently expected to remain in place for the life of the Fund, can only be amended or terminated by agreement of the Fund’s Board of Directors and the investment advisor and will terminate automatically in the event of termination of the investment advisory agreement between the Fund and the investment advisor.

[a]

The ICE BofA US IG Institutional Capital Securities Index tracks the performance of US dollar denominated investment grade hybrid capital corporate and preferred securities publicly issued in the US domestic market. The Bloomberg Developed Market USD Contingent Capital Index includes hybrid capital securities in developed markets with explicit equity conversion or write down loss absorption mechanisms that are based on an issuer’s regulatory capital ratio or other explicit solvency-based triggers. The S&P 500 Index is an unmanaged index of 500 large-capitalization stocks that is frequently used as a general measure of U.S. stock market performance.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

Market Review

Preferred securities struggled along with broader financial markets in the six-month period ended April 30, 2022, hindered by concerns about inflation and interest rates. As the global economy continued to recover from pandemic-related weakness, a combination of tight labor markets, strong consumer demand and supply chain bottlenecks pushed inflation to a 40-year high. The yield on the 10-year U.S. Treasury note rose sharply higher, from 1.6% at the start of the period to 2.9% at period end.

In March 2022, the U.S. Federal Reserve raised its fed funds rate for the first time since December 2018 and affirmed its commitment to reining in inflation. The European Central Bank indicated it would begin to tighten policy in 2022 as well, but signaled it would remain flexible in light of the potential impact of the war in Ukraine on Europe’s economy. In this environment, preferreds had a significant absolute decline but held up better than more interest rate sensitive securities such as Treasuries and investment-grade corporate bonds. Preferred securities performed in line with high-yield debt.

Fund Performance

The portfolio had a negative total return in the period but slightly outperformed its blended benchmark. The portfolio is part of a component SMA and does not necessarily reflect the performance of the overall SMA program.

The macro headwinds rattling financial markets notwithstanding, fundamentals for issuers of preferreds remained generally solid. Banks, which are a substantial issuer of preferreds, reported earnings that continued to be encouraging from a credit perspective. Positive factors reported by banks included continued strong credit quality, loan growth, expanding net interest margins and better-than-expected trading activity revenues. And despite increased economic uncertainty, loan credit quality remained strong and bank management teams sounded upbeat on consumer and corporate balance sheets. Capital ratios declined modestly as excess capital was returned to shareholders in the form of large stock buybacks. Overall, however, banks’ capital ratios remained at high levels and well above regulatory minimums in the U.S. as well as Europe.

Bank preferreds slightly outperformed the blended benchmark in the period. The portfolio’s allocation to bank preferreds modestly detracted from relative performance due to security selection (we maintained a close to neutral banking sector weight).

The insurance sector underperformed the overall preferreds market. The relatively poor performance came despite property & casualty insurance companies having significant premium growth with the recovering economy and life insurers benefiting from a declining overall COVID impact and from solid results in their investment portfolios. The portfolio’s underweight allocation and security selection in insurance companies modestly aided relative performance.

The utility sector modestly underperformed the broader preferreds market. Security selection in utilities hindered the portfolio’s relative performance, due in part to holding out-of-benchmark positions in a France-based electric utility that struggled, impacted by a regulatory cap on power prices as power costs rose.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

The pipeline sector fell in line with broader preferreds, although pipeline company cash flows continued to improve on higher crude oil prices, driven by recovering demand and geopolitical supply disruptions. Security selection in pipelines, including overweight or out-of-benchmark positions in certain high-coupon issues from U.S. and Canadian midstream energy companies, contributed positively to relative performance.

Impact of Derivatives on Fund Performance

The Fund used derivatives in the form of forward foreign currency exchange contracts for passively managing currency risk on certain Fund positions denominated in foreign currencies. The currency forward contracts contributed to the Fund’s total return for the six months ended April 30, 2022.

Sincerely,

WILLIAM F. SCAPELL Portfolio Manager	ELAINE ZAHARIS-NIKAS Portfolio Manager

JERRY DOROST Portfolio Manager

The views and opinions in the preceding commentary are subject to change without notice and are as of the date of the report. There is no guarantee that any market forecast set forth in the commentary will be realized. This material represents an assessment of the market environment at a specific point in time, should not be relied upon as investment advice and is not intended to predict or depict performance of any investment.

Visit Cohen & Steers online at cohenandsteers.com

For more information about the Cohen & Steers family of mutual funds, visit cohenandsteers.com. Here you will find fund net asset values, fund fact sheets and portfolio highlights, as well as educational resources and timely market updates.

Our website also provides comprehensive information about Cohen & Steers, including our most recent press releases, profiles of our senior investment professionals and their investment approach to each asset class. The Cohen & Steers family of mutual funds specializes in liquid real assets, including real estate securities, listed infrastructure and natural resource equities, as well as preferred securities and other income solutions.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

Performance Review (Unaudited)

Average Annual Total Returns—For Periods Ended April 30, 2022

	1 Year	5 Years	10 Years	Since Inception[a]
Cohen & Steers Preferred Securities and Income SMA Shares, Inc.	–4.93%	—	—	5.60%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance information current to the most recent month end can be obtained by visiting our website at cohenandsteers.com. Total return assumes the reinvestment of all dividends and distributions at NAV. The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During the periods presented above, the investment advisor waived fees and/or reimbursed expenses. Without this arrangement, performance would have been lower.

The annualized gross and net expense ratios, respectively, were 0.11% and 0.00% as disclosed in the prospectus dated March 1, 2022. The investment advisor has contractually agreed to reimburse the Fund so that the total annual Fund operating expenses (excluding acquired fund fees and expenses, interest, taxes, extraordinary expenses, and other expenses approved by the Board of Directors) do not exceed 0.00%. This contractual agreement is currently expected to remain in place for the life of the Fund, can only be amended or terminated by agreement of the Fund’s Board of Directors and the investment advisor and will terminate automatically in the event of termination of the investment advisory agreement between the Fund and the investment advisor.

[a]	Commencement of investment operations is March 1, 2019.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

Expense Example (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs including investment advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2021—April 30, 2022.

Actual Expenses

The first line of the following table provides information about actual account values and expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

Expense Example (Unaudited)—(Continued)

	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses Paid During Period[a] November 1, 2021— April 30, 2022
Actual (–7.60% return)	$1,000.00	$924.00	$0.00
Hypothetical (5% annual return before expenses)	$1,000.00	$1,024.79	$0.00

[a]

Expenses are equal to the Fund’s annualized net expense ratio of 0.00% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) The investment advisor does not charge an advisory fee to the Fund. The investment advisor has contractually agreed to reimburse the Fund so that the total annual Fund operating expenses (excluding acquired fund fees and expenses, interest, taxes, extraordinary expenses, and other expenses approved by the Board of Directors) do not exceed 0.00%. This contractual agreement is currently expected to remain in place for the life of the Fund, can only be amended or terminated by agreement of the Fund’s Board of Directors and the investment advisor and will terminate automatically in the event of termination of the investment advisory agreement between the Fund and the investment advisor.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

April 30, 2022

Top Ten Holdingsa

(Unaudited)

Security	Value	% of Net Assets
Bank of America Corp., 6.25%, Series X	$6,536,327	1.8
Transcanada Trust, 5.875%, due 8/15/76, Series 16-A (Canada)	4,604,131	1.3
QBE Insurance Group Ltd., 5.875%, 144A (Australia)	4,332,250	1.2
Societe Generale SA, 7.875%, 144A (France)	4,308,803	1.2
Algonquin Power & Utilities Corp., 4.75%, due 1/18/82 (Canada)	4,255,457	1.2
Wells Fargo & Co., 3.90%, Series BB	4,247,625	1.2
SVB Financial Group, 4.25%, Series D	4,207,375	1.2
BP Capital Markets PLC, 4.875% (United Kingdom)	4,028,123	1.1
Energy Transfer LP, 7.125%, Series G	3,994,434	1.1
Citigroup, Inc., 5.95%, Series P	3,985,470	1.1

[a]

Top ten holdings (excluding short-term investments and derivative instruments) are determined on the basis of the value of individual securities held. The Fund may also hold positions in other securities issued by the companies listed above. See the Schedule of Investments for additional details on such other positions.

Sector Breakdownb

(Based on Net Assets)

(Unaudited)

[b]	Excludes derivative instruments.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

SCHEDULE OF INVESTMENTS

April 30, 2022 (Unaudited)

		Shares	Value
PREFERRED SECURITIES—$25 PAR VALUE	7.6%
BANKS	2.6%
Bank of America Corp., 6.00%, Series GGa		49,081	$1,228,007
Citigroup, Inc., 6.875% to 11/15/23, Series Ka,b		34,363	911,307
Citizens Financial Group, Inc., 6.35% to 4/6/24, Series Da,b		30,882	798,917
Fifth Third Bancorp, 6.625% to 12/31/23, Series Ia,b		42,649	1,104,183
First Horizon Corp., 4.70%, Series Fa		77,194	1,524,581
Goldman Sachs Group, Inc./The, 5.50% to 5/10/23, Series Ja,b		36,336	924,388
Goldman Sachs Group, Inc./The, 6.375% to 5/10/24, Series Ka,b		35,283	903,245
Regions Financial Corp., 6.375% to 9/15/24, Series Ba,b		33,879	870,690
Western Alliance Bancorp, 4.25% to 9/30/26, Series Aa,b		37,973	834,267

			9,099,585

ELECTRIC	0.4%
WESCO International, Inc., 10.625% to 6/22/25, Series Aa,b		49,404	1,410,484

FINANCIAL	1.1%
DIVERSIFIED FINANCIAL SERVICES	0.9%
Federal Agricultural Mortgage Corp., 4.875%, Series Ga		72,555	1,467,788
Oaktree Capital Group LLC, 6.625%, Series Aa		41,435	1,059,493
Oaktree Capital Group LLC, 6.55%, Series Ba		27,574	687,971
Synchrony Financial, 5.625%, Series Aa		4,626	95,666

			3,310,918

INVESTMENT BANKER/BROKER	0.2%
Morgan Stanley, 6.375% to 10/15/24, Series Ia,b		27,046	704,007

TOTAL FINANCIAL			4,014,925

INSURANCE—MULTI-LINE	0.3%
Kemper Corp., 5.875% to 3/15/27, due 3/15/62[b]		34,358	844,863

PIPELINES	0.8%
Energy Transfer LP, 7.625% to 8/15/23, Series Da,b		44,262	1,064,059
Energy Transfer LP, 7.60% to 5/15/24, Series Ea,b		72,707	1,759,509

			2,823,568

PIPELINES—FOREIGN	1.0%
Enbridge, Inc., 3.94% to 3/1/25, Series 11 (Canada)[a,b]		46,275	646,586
Enbridge, Inc., 3.043% to 6/1/25, Series 13 (Canada)[a,b]		12,026	160,359

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2022 (Unaudited)

		Shares	Value
Enbridge, Inc., 4.959% to 9/1/22, Series L (Canada)[a,b]		59,166	$1,316,443
TC Energy Corp., 3.903% to 4/30/24, Series 7 (Canada)[a,b]		85,000	1,241,272

			3,364,660

REAL ESTATE—OFFICE	0.4%
Brookfield Property Partners LP, 5.75%, Series Aa		52,813	1,043,057
Brookfield Property Partners LP, 6.50%, Series A-1[a]		15,210	333,707

			1,376,764

TELECOMMUNICATION SERVICES	0.7%
United States Cellular Corp., 5.50%, due 3/1/70		76,208	1,530,256
United States Cellular Corp., 6.25%, due 9/1/69		48,601	1,053,184

			2,583,440

UTILITIES	0.3%
SCE Trust V, 5.45% to 3/15/26, Series K (TruPS)[a,b]		49,510	1,181,804

TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$28,231,353)			26,700,093

		Principal Amount
PREFERRED SECURITIES—CAPITAL SECURITIES	90.7%
BANKS	24.8%
Ally Financial, Inc., 4.70% to 5/15/26, Series Ba,b		$1,041,000	902,157
Ally Financial, Inc., 4.70% to 5/15/28, Series Ca,b		4,210,000	3,634,535
Bank of America Corp., 5.875% to 3/15/28, Series FFa,b		2,087,000	2,000,494
Bank of America Corp., 6.10% to 3/17/25, Series AAa,b		2,943,000	2,976,109
Bank of America Corp., 6.125% to 4/27/27, Series TTa,b		3,630,000	3,639,075
Bank of America Corp., 6.25% to 9/5/24, Series Xa,b		6,441,000	6,536,327
Bank of America Corp., 6.50% to 10/23/24, Series Za,b		650,000	664,222
Bank of New York Mellon Corp./The, 4.625% to 9/20/26, Series Fa,b		605,000	567,188
Citigroup, Inc., 3.875% to 2/18/26[a,b]		3,101,000	2,808,948
Citigroup, Inc., 4.00% to 12/10/25, Series Wa,b		1,000,000	910,000
Citigroup, Inc., 4.15% to 11/15/26, Series Ya,b		784,000	695,486
Citigroup, Inc., 5.00% to 9/12/24, Series Ua,b		1,608,000	1,525,590
Citigroup, Inc., 5.90% to 2/15/23[a,b]		660,000	672,652
Citigroup, Inc., 5.95% to 1/30/23[a,b]		1,486,000	1,489,715
Citigroup, Inc., 5.95% to 5/15/25, Series Pa,b		4,072,000	3,985,470

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2022 (Unaudited)

	Principal Amount		Value
Citigroup, Inc., 6.25% to 8/15/26, Series Ta,b	$2,014,000		$2,017,766
Citizens Financial Group, Inc., 5.65% to 10/6/25, Series Fa,b	1,183,000		1,215,236
CoBank ACB, 6.25% to 10/1/22, Series Fa,b	12,000	†	1,212,000
Comerica, Inc., 5.625% to 7/1/25[a,b]	1,727,000		1,761,540
Dresdner Funding Trust I, 8.151%, due 6/30/31, 144A (TruPS)[c]	600,000		727,920
Farm Credit Bank of Texas, 5.70% to 9/15/25, Series 4, 144Aa,b,c	2,575,000		2,703,750
First Horizon Bank, 3.75% (3 Month US LIBOR + 0.85%, Floor 3.75%), 144A (FRN)[a,c,d]	3,500	†	3,049,812
Goldman Sachs Capital I, 6.345%, due 2/15/34 (TruPS)	879,000		978,334
Goldman Sachs Group, Inc./The, 3.65% to 8/10/26, Series Ua,b	790,000		687,300
Goldman Sachs Group, Inc./The, 4.125% to 11/10/26, Series Va,b	1,510,000		1,356,087
Goldman Sachs Group, Inc./The, 5.30% to 11/10/26, Series Oa,b	350,000		346,280
Goldman Sachs Group, Inc./The, 5.50% to 8/10/24, Series Qa,b	2,737,000		2,749,426
JPMorgan Chase & Co., 3.65% to 6/1/26, Series KKa,b	428,000		385,200
JPMorgan Chase & Co., 4.60% to 2/1/25, Series HHa,b	371,000		343,843
JPMorgan Chase & Co., 5.00% to 8/1/24, Series FFa,b	1,090,000		1,033,674
JPMorgan Chase & Co., 6.00% to 8/1/23, Series Ra,b	1,000,000		1,005,000
JPMorgan Chase & Co., 6.10% to 10/1/24, Series Xa,b	2,305,000		2,311,281
JPMorgan Chase & Co., 6.125% to 4/30/24, Series Ua,b	1,550,000		1,564,823
JPMorgan Chase & Co., 6.75% to 2/1/24, Series Sa,b	2,360,000		2,402,976
PNC Financial Services Group, Inc./The, 6.00% to 5/15/27, Series Ua,b	3,250,000		3,250,000
Regions Financial Corp., 5.75% to 6/15/25, Series Da,b	1,173,000		1,199,392
SVB Financial Group, 4.00% to 5/15/26, Series Ca,b	2,613,000		2,275,792
SVB Financial Group, 4.25% to 11/15/26, Series Da,b	4,850,000		4,207,375
SVB Financial Group, 4.70% to 11/15/31, Series Ea,b	2,594,000		2,135,225
Truist Financial Corp., 4.95% to 9/1/25, Series Pa,b	762,000		762,952
Truist Financial Corp., 5.10% to 3/1/30, Series Qa,b	1,012,000		1,013,265
Truist Financial Corp., 5.125% to 12/15/27, Series Ma,b	1,013,000		934,796
US Bancorp, 3.70% to 1/15/27[a,b]	419,000		358,987
Wells Fargo & Co., 3.90% to 3/15/26, Series BBa,b	4,652,000		4,247,625

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2022 (Unaudited)

		Principal Amount	Value
Wells Fargo & Co., 5.875% to 6/15/25, Series Ua,b		$3,688,000	$3,724,880
Wells Fargo & Co., 5.90% to 6/15/24, Series Sa,b		1,075,000	1,054,844
Wells Fargo & Co., 5.95%, due 12/1/86		1,605,000	1,751,339
Wells Fargo & Co., 7.95%, due 11/15/29, Series B		23,000	28,089

			87,804,777

BANKS—FOREIGN	28.7%
Abanca Corp. Bancaria SA, 6.00% to 1/20/26 (Spain)[a,b,e,f]		1,400,000	1,401,214
Australia & New Zealand Banking Group Ltd./United Kingdom, 6.75% to 6/15/26, 144A (Australia)[a,b,c,f]		400,000	419,334
Banco Bilbao Vizcaya Argentaria SA, 6.50% to 3/5/25, Series 9 (Spain)[a,b,f]		1,400,000	1,359,750
Banco BPM SpA, 6.125% to 1/21/25 (Italy)[a,b,e,f]		1,000,000	1,029,895
Banco BPM SpA, 6.50% to 1/19/26 (Italy)[a,b,e,f]		600,000	625,849
Banco BPM SpA, 7.00% to 4/12/27 (Italy)[a,b,e,f]		1,000,000	1,049,576
Banco de Sabadell SA, 5.75% to 3/15/26 (Spain)[a,b,e,f]		1,400,000	1,368,766
Banco Mercantil del Norte SA/Grand Cayman, 5.875% to 1/24/27, 144A (Mexico)[a,b,c,f]		1,000,000	897,650
Banco Mercantil del Norte SA/Grand Cayman, 6.625% to 1/24/32, 144A (Mexico)[a,b,c,f]		1,600,000	1,434,400
Banco Santander SA, 7.50% to 2/8/24 (Spain)[a,b,e,f]		1,200,000	1,213,126
Bank of China Hong Kong Ltd., 5.90% to 9/14/23, 144A (Hong Kong)[a,b,c]		400,000	414,955
Bank of Ireland Group PLC, 6.00% to 9/1/25 (Ireland)[a,b,e,f]		600,000	628,824
Bank of Ireland Group PLC, 7.50% to 5/19/25 (Ireland)[a,b,e,f]		1,800,000	2,001,026
Bank of Montreal, 4.30% to 10/26/25, due 11/26/80 (Canada)[b]		1,200,000	904,168
Bank of Montreal, 5.625% to 4/26/27, due 5/26/82 (Canada)[b]		1,200,000	942,009
Barclays PLC, 6.125% to 12/15/25 (United Kingdom)[a,b,f]		2,400,000	2,356,488
Barclays PLC, 6.375% to 12/15/25 (United Kingdom)[a,b,e,f]		1,200,000	1,520,688
Barclays PLC, 7.25% to 3/15/23 (United Kingdom)[a,b,e,f]		800,000	1,018,535
Barclays PLC, 8.00% to 6/15/24 (United Kingdom)[a,b,f]		2,600,000	2,686,125
BNP Paribas SA, 6.625% to 3/25/24, 144A (France)[a,b,c,f]		2,600,000	2,628,830
BNP Paribas SA, 7.00% to 8/16/28, 144A (France)[a,b,c,f]		1,000,000	1,030,625
BNP Paribas SA, 7.375% to 8/19/25, 144A (France)[a,b,c,f]		1,600,000	1,666,568
Commerzbank AG, 6.125% to 10/9/25 (Germany)[a,b,e,f]		800,000	826,034
Commerzbank AG, 7.00% to 4/9/25 (Germany)[a,b,e,f]		800,000	791,200

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2022 (Unaudited)

	Principal Amount	Value
Credit Agricole SA, 6.875% to 9/23/24, 144A (France)[a,b,c,f]	$2,600,000	$2,617,550
Credit Agricole SA, 7.875% to 1/23/24, 144A (France)[a,b,c,f]	2,600,000	2,671,500
Credit Agricole SA, 8.125% to 12/23/25, 144A (France)[a,b,c,f]	1,800,000	1,940,080
Credit Suisse Group AG, 5.25% to 2/11/27, 144A (Switzerland)[a,b,c,f]	600,000	528,750
Credit Suisse Group AG, 6.375% to 8/21/26, 144A (Switzerland)[a,b,c,f]	2,200,000	2,076,558
Credit Suisse Group AG, 7.125% to 7/29/22 (Switzerland)[a,b,e,f]	1,600,000	1,600,320
Credit Suisse Group AG, 7.25% to 9/12/25, 144A (Switzerland)[a,b,c,f]	2,800,000	2,730,980
Credit Suisse Group AG, 7.50% to 12/11/23, 144A (Switzerland)[a,b,c,f]	800,000	803,276
Credit Suisse Group AG, 7.50% to 7/17/23, 144A (Switzerland)[a,b,c,f]	2,800,000	2,779,840
Deutsche Bank AG, 6.00% to 10/30/25, Series 2020 (Germany)[a,b,f]	1,400,000	1,309,000
Deutsche Bank AG, 6.75% to 10/30/28 (Germany)[a,b,e,f]	1,400,000	1,444,048
Deutsche Bank AG, 7.50% to 4/30/25 (Germany)[a,b,f]	2,800,000	2,754,500
HSBC Holdings PLC, 6.375% to 3/30/25 (United Kingdom)[a,b,f]	1,200,000	1,206,786
HSBC Holdings PLC, 6.50% to 3/23/28 (United Kingdom)[a,b,f]	800,000	782,504
Iccrea Banca SpA, 4.75% to 10/18/26, due 1/18/32, Series EMTN (Italy)[b,e]	1,800,000	1,783,924
ING Groep N.V., 5.75% to 11/16/26 (Netherlands)[a,b,f]	2,200,000	2,113,837
ING Groep N.V., 6.50% to 4/16/25 (Netherlands)[a,b,f]	1,400,000	1,399,720
ING Groep N.V., 6.75% to 4/16/24 (Netherlands)[a,b,e,f]	1,400,000	1,410,500
Intesa Sanpaolo SpA, 6.375% to 3/30/28 (Italy)[a,b,e,f]	400,000	403,442
Intesa Sanpaolo SpA, 7.70% to 9/17/25, 144A (Italy)[a,b,c,f]	1,800,000	1,818,000
Lloyds Banking Group PLC, 7.50% to 6/27/24 (United Kingdom)[a,b,f]	2,600,000	2,656,862
Lloyds Banking Group PLC, 7.50% to 9/27/25 (United Kingdom)[a,b,f]	1,000,000	1,030,100
Macquarie Bank Ltd./London, 6.125% to 3/8/27, 144A (Australia)[a,b,c,f]	1,000,000	963,835
Nationwide Building Society, 5.75% to 6/20/27 (United Kingdom)[a,b,e,f]	800,000	996,521

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2022 (Unaudited)

		Principal Amount	Value
Natwest Group PLC, 6.00% to 12/29/25 (United Kingdom)[a,b,f]		$2,800,000	$2,766,540
Natwest Group PLC, 8.00% to 8/10/25 (United Kingdom)[a,b,f]		2,800,000	2,952,152
Nordea Bank Abp, 6.625% to 3/26/26, 144A (Finland)[a,b,c,f]		1,000,000	1,017,500
Piraeus Financial Holdings SA, 8.75% to 6/16/26 (Greece)[a,b,e,f]		200,000	180,660
Royal Bank of Canada, 3.65% to 10/24/26, due 11/24/81 (Canada)[b]		600,000	407,878
Royal Bank of Canada, 4.50% to 10/24/25, due 11/24/80, Series 1 (Canada)[b]		2,400,000	1,821,788
Societe Generale SA, 5.375% to 11/18/30, 144A (France)[a,b,d,f]		400,000	352,200
Societe Generale SA, 6.75% to 4/6/28, 144A (France)[a,b,c,f]		1,800,000	1,721,279
Societe Generale SA, 7.875% to 12/18/23, 144A (France)[a,b,c,f]		4,200,000	4,308,803
Societe Generale SA, 8.00% to 9/29/25, 144A (France)[a,b,c,f]		1,400,000	1,460,095
Standard Chartered PLC, 7.75% to 4/2/23, 144A (United Kingdom)[a,b,c,f]		1,800,000	1,846,368
Svenska Handelsbanken AB, 4.75% to 3/1/31 (Sweden)[a,b,e,f]		800,000	744,072
UBS Group AG, 6.875% to 8/7/25 (Switzerland)[a,b,e,f]		3,400,000	3,453,584
UBS Group AG, 7.00% to 2/19/25 (Switzerland)[a,b,e,f]		1,800,000	1,840,518
UBS Group AG, 7.00% to 1/31/24, 144A (Switzerland)[a,b,c,f]		3,000,000	3,056,250
Unicaja Banco SA, 4.875% to 11/18/26 (Spain)[a,b,e,f]		800,000	734,920
UniCredit SpA, 6.625% to 6/3/23 (Italy)[a,b,e,f]		1,000,000	1,054,616
UniCredit SpA, 7.50% to 6/3/26 (Italy)[a,b,e,f]		400,000	433,057
UniCredit SpA, 8.00% to 6/3/24 (Italy)[a,b,e,f]		1,200,000	1,212,768

			101,403,116

ELECTRIC	2.2%
CenterPoint Energy, Inc., 6.125% to 9/1/23, Series Aa,b		574,000	552,673
CMS Energy Corp., 4.75% to 3/1/30, due 6/1/50[b]		692,000	666,050
Dominion Energy, Inc., 4.35% to 1/15/27, Series Ca,b		2,882,000	2,646,540
Duke Energy Corp., 4.875% to 9/16/24[a,b]		500,000	496,250
Southern Co./The, 3.75% to 6/15/26, due 9/15/51, Series 21-Ab		2,158,000	1,947,595
Southern Co./The, 4.00% to 10/15/25, due 1/15/51, Series Bb		1,010,000	962,187

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2022 (Unaudited)

		Principal Amount	Value
Southern Co./The, 4.456% (3 Month US LIBOR + 3.63%), due 3/15/57, Series B (FRN)[d]		$598,000	$587,693

			7,858,988

ELECTRIC—FOREIGN	1.6%
Electricite de France SA, 2.625% to 12/1/27 (France)[a,b,e]		2,000,000	1,787,246
Electricite de France SA, 5.00% to 1/22/26, Series EMTN (France)[a,b,e]		1,100,000	1,139,919
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A (Canada)[b]		2,706,000	2,753,355

			5,680,520

FINANCIAL	4.2%
BANKS	0.2%
Fifth Third Bancorp, 4.50% to 9/30/25, Series La,b		693,000	673,885

CREDIT CARD	0.5%
American Express Co., 3.55% to 9/15/26[a,b]		337,000	291,118
Capital One Financial Corp., 3.95% to 9/1/26, Series Ma,b		668,000	581,160
Discover Financial Services, 6.125% to 6/23/25, Series Da,b		670,000	683,400

			1,555,678

DIVERSIFIED FINANCIAL SERVICES	1.1%
Aircastle Ltd., 5.25% to 6/15/26, 144Aa,b,c		1,440,000	1,283,603
Apollo Management Holdings LP, 4.95% to 12/17/24, due 1/14/50, 144Ab,c		450,000	418,217
ILFC E-Capital Trust I, 4.05% (30 Year CMT + 1.55%), due 12/21/65, 144A (FRN) (TruPS)[c,d]		128,000	100,160
ILFC E-Capital Trust II, 4.30% (30 Year CMT + 1.80%), due 12/21/65, 144A (FRN) (TruPS)[c,d]		2,675,000	2,153,375

			3,955,355

INVESTMENT ADVISORY SERVICES	0.2%
Ares Finance Co. III LLC, 4.125% to 6/30/26, due 6/30/51, 144Ab,c		880,000	819,316

INVESTMENT BANKER/BROKER	2.2%
Charles Schwab Corp./The, 4.00% to 12/1/30, Series Ha,b		2,160,000	1,833,559
Charles Schwab Corp./The, 4.00% to 6/1/26, Series Ia,b		3,144,000	2,854,752
Charles Schwab Corp./The, 5.00% to 6/1/27[a,b]		953,000	920,569

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2022 (Unaudited)

		Principal Amount	Value
Charles Schwab Corp./The, 5.375% to 6/1/25, Series Ga,b		$1,927,000	$1,951,223
Charles Schwab Corp./The, 5.137% (3 Month US LIBOR + 4.82%) (FRN)[a,d]		300,000	299,250

			7,859,353

TOTAL FINANCIAL			14,863,587

INSURANCE	13.5%
LIFE/HEALTH INSURANCE	3.4%
Equitable Holdings, Inc., 4.95% to 9/15/25, Series Ba,b		2,460,000	2,461,229
MetLife Capital Trust IV, 7.875%, due 12/15/37, 144A (TruPS)[c]		900,000	1,023,750
MetLife, Inc., 9.25%, due 4/8/68, 144Ac		600,000	742,997
MetLife, Inc., 10.75%, due 8/1/69		905,000	1,266,167
Provident Financing Trust I, 7.405%, due 3/15/38 (TruPS)		565,000	647,586
Prudential Financial, Inc., 5.625% to 6/15/23, due 6/15/43[b]		2,250,000	2,252,183
SBL Holdings, Inc., 6.50% to 11/13/26, 144Aa,b,c		3,200,000	2,816,000
SBL Holdings, Inc., 7.00% to 5/13/25, 144Aa,b,c		940,000	844,825

			12,054,737

LIFE/HEALTH INSURANCE—FOREIGN	3.4%
AXA SA, 5.125% to 1/17/27, due 1/17/47, Series EMTN (France)[b,e]		1,600,000	1,620,946
Dai-ichi Life Insurance Co., Ltd./The, 5.10% to 10/28/24, 144A (Japan)[a,b,c]		2,200,000	2,249,500
Fukoku Mutual Life Insurance Co., 5.00% to 7/28/25 (Japan)[a,b,e]		600,000	602,880
La Mondiale SAM, 5.875% to 1/26/27, due 1/26/47 (France)[b,e]		600,000	607,646
Meiji Yasuda Life Insurance Co., 5.20% to 10/20/25, due 10/20/45, 144A (Japan)[b,c]		1,000,000	1,014,450
Nippon Life Insurance Co., 4.00% to 9/19/27, due 9/19/47, 144A (Japan)[b,c]		2,100,000	2,011,842
Rothesay Life PLC, 4.875% to 4/13/27, Series NC6 (United Kingdom)[a,b,e,f]		2,400,000	2,157,048
Rothesay Life PLC, 6.875% to 9/12/28 (United Kingdom)[a,b,e,f]		1,400,000	1,800,109

			12,064,421

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2022 (Unaudited)

		Principal Amount	Value
MULTI-LINE	0.4%
American International Group, Inc., 5.75% to 4/1/28, due 4/1/48, Series A-9[b]		$511,000	$495,435
Hartford Financial Services Group, Inc./The, 2.631% (3 Month US LIBOR + 2.125%), due 2/12/67, 144A, Series ICON (FRN)[c,d]		1,236,000	1,089,002

			1,584,437

MULTI-LINE—FOREIGN	0.6%
AXA SA, 6.379% to 12/14/36, 144A (France)[a,b,c]		1,100,000	1,366,021
UnipolSai Assicurazioni SpA, 6.375% to 4/27/30 (Italy)[a,b,e,f]		600,000	606,878

			1,972,899

PROPERTY CASUALTY	2.4%
Assurant, Inc., 7.00% to 3/27/28, due 3/27/48[b]		230,000	237,902
Enstar Finance LLC, 5.50% to 1/15/27, due 1/15/42[b]		2,570,000	2,394,610
Enstar Finance LLC, 5.75% to 9/1/25, due 9/1/40[b]		2,160,000	2,128,517
Liberty Mutual Group, Inc., 4.125% to 9/15/26, due 12/15/51, 144Ab,c		2,192,000	1,992,627
Liberty Mutual Group, Inc., 7.80%, due 3/7/87, 144Ac		250,000	319,777
Markel Corp., 6.00% to 6/1/25[a,b]		1,460,000	1,494,675

			8,568,108

PROPERTY CASUALTY—FOREIGN	2.1%
Lancashire Holdings Ltd., 5.625% to 3/18/31, due 9/18/41 (United Kingdom)[b,e]		2,400,000	2,146,800
QBE Insurance Group Ltd., 5.875% to 5/12/25, 144A (Australia)[a,b,c]		4,300,000	4,332,250
QBE Insurance Group Ltd., 6.75% to 12/2/24, due 12/2/44 (Australia)[b,e]		800,000	828,212

			7,307,262

REINSURANCE	1.2%
AXIS Specialty Finance LLC, 4.90% to 1/15/30, due 1/15/40[b]		950,000	884,801
Global Atlantic Fin Co., 4.70% to 7/15/26, due 10/15/51, 144Ab,c		3,530,000	3,210,041

			4,094,842

TOTAL INSURANCE			47,646,706

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2022 (Unaudited)

		Principal Amount	Value
INTEGRATED TELECOMMUNICATIONS SERVICES—FOREIGN	0.8%
Vodafone Group PLC, 4.125% to 3/4/31, due 6/4/81 (United Kingdom)[b]		$2,600,000	$2,250,599
Vodafone Group PLC, 6.25% to 7/3/24, due 10/3/78 (United Kingdom)[b,e]		600,000	608,208

			2,858,807

PIPELINES	1.8%
Energy Transfer LP, 6.50% to 11/15/26, Series Ha,b		2,540,000	2,419,630
Energy Transfer LP, 7.125% to 5/15/30, Series Ga,b		4,222,000	3,994,434

			6,414,064

PIPELINES—FOREIGN	4.9%
Enbridge, Inc., 5.75% to 4/15/30, due 7/15/80, Series 20-A (Canada)[b]		3,605,000	3,586,975
Enbridge, Inc., 6.00% to 1/15/27, due 1/15/77, Series 16-A (Canada)[b]		2,362,000	2,376,212
Enbridge, Inc., 6.25% to 3/1/28, due 3/1/78 (Canada)[b]		1,271,000	1,283,630
Transcanada Trust, 5.50% to 9/15/29, due 9/15/79 (Canada)[b]		2,549,000	2,462,971
Transcanada Trust, 5.60% to 12/7/31, due 3/7/82 (Canada)[b]		2,948,000	2,855,875
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A (Canada)[b]		4,582,000	4,604,131

			17,169,794

REAL ESTATE—RETAIL—FOREIGN	1.4%
Scentre Group Trust 2, 4.75% to 6/24/26, due 9/24/80, 144A (Australia)[b,c]		2,500,000	2,416,500
Scentre Group Trust 2, 5.125% to 6/24/30, due 9/24/80, 144A (Australia)[b,c]		2,500,000	2,390,100

			4,806,600

UTILITIES	6.8%
ELECTRIC	4.2%
Edison International, 5.00% to 12/15/26, Series Ba,b		2,452,000	2,225,493
Edison International, 5.375% to 3/15/26, Series Aa,b		3,830,000	3,542,099
NextEra Energy Capital Holdings, Inc., 3.80% to 3/15/27, due 3/15/82[b]		2,700,000	2,354,577

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2022 (Unaudited)

		Principal Amount	Value
NextEra Energy Capital Holdings, Inc., 5.65% to 5/1/29, due 5/1/79[b]		$509,000	$500,842
Sempra Energy, 4.125% to 1/1/27, due 4/1/52[b]		3,640,000	3,205,631
Sempra Energy, 4.875% to 10/15/25[a,b]		3,080,000	3,041,500

			14,870,142

ELECTRIC—FOREIGN	2.3%
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, due 1/18/82 (Canada)[b]		4,646,000	4,255,457
BP Capital Markets PLC, 4.875% to 3/22/30 (United Kingdom)[a,b]		4,188,000	4,028,123

			8,283,580

GAS—DISTRIBUTION	0.3%
South Jersey Industries, Inc., 5.02%, due 4/15/31		1,030,000	986,847

TOTAL UTILITIES			24,140,569

TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$340,669,493)			320,647,528

		Shares
SHORT-TERM INVESTMENTS	1.2%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 0.35%[g]		4,292,089	4,292,089

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$4,292,089)			4,292,089

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$373,192,935)	99.5%		351,639,710
OTHER ASSETS IN EXCESS OF LIABILITIES	0.5		1,926,874

NET ASSETS	100.0%		$353,566,584

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2022 (Unaudited)

Forward Foreign Currency Exchange Contracts

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	CAD	8,215,770	USD	6,580,882	5/3/22	$185,578
Brown Brothers Harriman	EUR	909,281	USD	989,605	5/3/22	30,359
Brown Brothers Harriman	EUR	1,122,827	USD	1,253,744	5/3/22	69,218
Brown Brothers Harriman	EUR	16,061,748	USD	17,805,411	5/3/22	861,066
Brown Brothers Harriman	USD	6,416,886	CAD	8,215,770	5/3/22	(21,583)
Brown Brothers Harriman	USD	390,323	EUR	366,050	5/3/22	(4,159)
Brown Brothers Harriman	USD	18,678,725	EUR	17,727,806	5/3/22	23,228
Brown Brothers Harriman	GBP	4,972,582	USD	6,532,531	5/4/22	279,756
Brown Brothers Harriman	USD	770,544	GBP	588,072	5/4/22	(31,072)
Brown Brothers Harriman	USD	5,510,364	GBP	4,384,510	5/4/22	2,939
Brown Brothers Harriman	CAD	7,917,845	USD	6,183,787	6/2/22	20,563
Brown Brothers Harriman	EUR	17,868,676	USD	18,849,488	6/2/22	(24,868)
Brown Brothers Harriman	GBP	4,294,968	USD	5,397,314	6/6/22	(3,283)
						$1,387,742

Glossary of Portfolio Abbreviations

CAD	Canadian Dollar
CMT	Constant Maturity Treasury
EMTN	Euro Medium Term Note
EUR	Euro Currency
FRN	Floating Rate Note
GBP	Great British Pound
LIBOR	London Interbank Offered Rate
TruPS	Trust Preferred Securities
USD	United States Dollar

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

SCHEDULE OF INVESTMENTS—(Continued)

April 30, 2022 (Unaudited)

Note: Percentages indicated are based on the net assets of the Fund.

†	Represents shares.
[a]	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
[b]	Security converts to floating rate after the indicated fixed-rate coupon period.
[c]

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $80,261,061 which represents 22.7% of the net assets of the Fund, of which 0.0% are illiquid.

[d]	Variable rate. Rate shown is in effect at April 30, 2022.
[e]

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $44,673,575 which represents 12.6% of the net assets of the Fund, of which 0.0% are illiquid.

[f]

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $99,692,429 or 28.2% of the net assets of the Fund.

[g]	Rate quoted represents the annualized seven-day yield.

Country Summary	% of Net Assets
United States	51.6
United Kingdom	9.8
Canada	8.9
France	7.6
Switzerland	5.3
Australia	3.2
Italy	2.8
Germany	2.0
Spain	1.7
Japan	1.7
Netherlands	1.4
Ireland	0.7
Mexico	0.7
Other (includes short-term investments)	2.6

100.0

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2022 (Unaudited)

ASSETS:
Investments in securities, at value (Identified cost—$373,192,935)	$351,639,710
Foreign currency, at value (Identified cost—$43,423)	43,386
Receivable for:
Dividends and interest	4,531,932
Investment securities sold	1,094,044
Fund shares sold	791,709
Unrealized appreciation on forward foreign currency exchange contracts	1,472,707
Due from investment advisor	28,180
Other assets	11,094

Total Assets	359,612,762

LIABILITIES:
Unrealized depreciation on forward foreign currency exchange contracts	84,965
Payable for:
Fund shares redeemed	3,611,417
Dividends declared	1,364,239
Investment securities purchased	832,862
Directors’ fees	674
Other liabilities	152,021

Total Liabilities	6,046,178

NET ASSETS applicable to 34,661,944 shares of $0.001 par value of common stock outstanding	$353,566,584

NET ASSET VALUE PER SHARE:
($353,566,584 ÷ 34,661,944 shares outstanding)	$10.20

NET ASSETS consist of:
Paid-in capital	$376,296,138
Total distributable earnings/(accumulated loss)	(22,729,554)

$353,566,584

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2022 (Unaudited)

Investment Income:
Interest income	$7,577,738
Dividend income (net of $9,772 of foreign withholding tax)	793,778

Total Investment Income	8,371,516

Expenses:
Professional fees	59,975
Administration fees	33,868
Registration and filing fees	29,826
Shareholder reporting expenses	20,069
Transfer agent fees and expenses	8,682
Directors’ fees and expenses	5,975
Custodian fees and expenses	5,605
Miscellaneous	5,072

Total Expenses	169,072
Reduction of Expenses (See Note 2)	(169,072)

Net Investment Income (Loss)	8,371,516

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in securities	(4,158,402)
Forward foreign currency exchange contracts	1,149,737
Foreign currency transactions	(41,329)

Net realized gain (loss)	(3,049,994)

Net change in unrealized appreciation (depreciation) on:
Investments in securities	(35,809,503)
Forward foreign currency exchange contracts	1,610,987
Foreign currency translations	(17,012)

Net change in unrealized appreciation (depreciation)	(34,215,528)

Net Realized and Unrealized Gain (Loss)	(37,265,522)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(28,894,006)

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	For the Six Months Ended April 30, 2022	For the Year Ended October 31, 2021
Change in Net Assets:
From Operations:
Net investment income (loss)	$8,371,516	$14,281,515
Net realized gain (loss)	(3,049,994)	9,345,404
Net change in unrealized appreciation (depreciation)	(34,215,528)	7,483,860

Net increase (decrease) in net assets resulting from operations	(28,894,006)	31,110,779

Distributions to Shareholders	(11,025,167)	(14,425,986)

Capital Stock Transactions:
Increase (decrease) in net assets from Fund share transactions	29,160,805	76,558,936

Total increase (decrease) in net assets	(10,758,368)	93,243,729
Net Assets:
Beginning of period	364,324,952	271,081,223

End of period	$353,566,584	$364,324,952

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

FINANCIAL HIGHLIGHTS (Unaudited)

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

	For the Six Months Ended April 30, 2022	For the Year Ended October 31,		For the Period March 1, 2019[a] through October 31, 2019
Per Share Operating Data:		2021	2020
Net asset value, beginning of period	$11.38	$10.73	$10.74	$10.00

Income (loss) from investment operations:

Net investment income (loss)[b]	0.25	0.51	0.49	0.35
Net realized and unrealized gain (loss)	(1.09)	0.65	(0.01)	0.71

Total from investment operations	(0.84)	1.16	0.48	1.06

Less dividends and distributions to shareholders from:

Net investment income	(0.30)	(0.51)	(0.48)	(0.32)
Net realized gain	(0.04)	—	(0.01)	—

Total dividends and distributions to shareholders	(0.34)	(0.51)	(0.49)	(0.32)

Net increase (decrease) in net asset value	(1.18)	0.65	(0.01)	0.74

Net asset value, end of period	$10.20	$11.38	$10.73	$10.74

Total return	–7.60%[c]	10.93%	4.66%	10.77%[c]

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$353.6	$364.3	$271.1	$66.7

Ratios to average daily net assets:

Expenses (before expense reduction)	0.09%[d]	0.11%	0.15%	1.13%[e]

Expenses (net of expense reduction)[f]	0.00%[d]	0.00%	0.00%	0.00%[e]

Net investment income (loss) (before expense reduction)	4.53%[d]	4.36%	4.60%	3.93%[e]

Net investment income (loss) (net of expense reduction)	4.62%[d]	4.47%	4.75%	5.06%[e]

Portfolio turnover rate	32%[c]	71%	99%	25%[c]

[a]	Commencement of investment operations.
[b]	Calculation based on average shares outstanding.
[c]	Not annualized.
[d]	Annualized.
[e]	Ratios for periods less than one year are annualized. Certain professional, shareholder reporting and non-recurring expenses incurred by the Fund are not annualized for periods less than one year.
[f]	The Fund’s expenses have been contractually capped at 0.00%. See Note 2 in Notes to Financial Statements.

See accompanying notes to financial statements.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Organization and Significant Accounting Policies

Cohen & Steers Preferred Securities and Income SMA Shares, Inc. (the Fund) was incorporated under the laws of the State of Maryland on November 16, 2018 and is registered under the Investment Company Act of 1940 (the 1940 Act) as a non-diversified, open-end management investment company. On January 30, 2022, the Fund’s diversification status under the 1940 Act changed from a non-diversified fund to a diversified fund. The Fund’s investment objective is total return. Investment operations commenced on March 1, 2019. Shares of the Fund are only offered to participants in separately managed account (SMA) programs and to certain non-program SMA clients that have an agreement with Cohen & Steers Capital Management, Inc. (the investment advisor).

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic (ASC) 946—Investment Companies. The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward foreign currency exchange contracts are valued daily at the prevailing forward exchange rate.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by the investment advisor to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the inputs used as of April 30, 2022 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Preferred Securities— $25 Par Value	$26,700,093	$26,700,093	$—	$—
Preferred Securities— Capital Securities	320,647,528	—	320,647,528	—
Short-Term Investments	4,292,089	—	4,292,089	—

Total Investments in Securities[a]	$351,639,710	$26,700,093	$324,939,617	$—

Forward Foreign Currency Exchange Contracts	$1,472,707	$—	$1,472,707	$—

Total Derivative Assets[a]	$1,472,707	$—	$1,472,707	$—

Forward Foreign Currency Exchange Contracts	$(84,965)	$—	$(84,965)	$—

Total Derivative Liabilities[a]	$(84,965)	$—	$(84,965)	$—

[a]	Portfolio holdings are disclosed individually on the Schedule of Investments.

Security Transactions and Investment Income: Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, which includes the amortization of premiums and accretion of discounts, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except for certain dividends on foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars based upon prevailing exchange rates on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments in securities.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Net realized foreign currency transaction gains or losses arise from sales of foreign currencies, (excluding gains and losses on forward foreign currency exchange contracts, which are presented separately, if any), currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates. Pursuant to U.S. federal income tax regulations, certain foreign currency gains/losses included in realized and unrealized gains/losses are included in or are a reduction of ordinary income for federal income tax purposes.

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

Dividends and Distributions to Shareholders: Dividends from net investment income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP. Dividends from net investment income, if any, are declared and paid monthly. Net realized capital gains, unless offset by any available capital loss carryforward, are typically distributed to shareholders at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date and are paid in cash. Dividends from net investment income are subject to recharacterization for tax purposes.

Income Taxes: It is the policy of the Fund to continue to qualify as a regulated investment company (RIC), if such qualification is in the best interest of the shareholders, by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to RICs, and by distributing substantially all of its taxable earnings to its shareholders. Also, in order to avoid the payment of any federal excise taxes, the Fund will distribute substantially all of its net investment income and net realized gains on a calendar year basis. Accordingly, no provision for federal income or excise tax is necessary. Dividend and interest income from holdings in non-U.S. securities is recorded net of

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

non-U.S. taxes paid. Management has analyzed the Fund’s tax positions taken on federal and applicable state income tax returns as well as its tax positions in non-U.S. jurisdictions in which it trades for the current tax year and has concluded that as of April 30, 2022, no additional provisions for income tax are required in the Fund’s financial statements. The Fund’s tax positions for the current tax year for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service, state departments of revenue and by foreign tax authorities.

Note 2. Investment Advisory Fees, Administration Fees and Other Transactions with Affiliates

Investment Advisory Fees: Cohen & Steers Capital Management, Inc. serves as the Fund’s investment advisor pursuant to an investment advisory agreement (the investment advisory agreement). Under the terms of the investment advisory agreement, the investment advisor provides the Fund with day-to-day investment decisions and generally manages the Fund’s investments in accordance with the stated policies of the Fund, subject to the supervision of the Board of Directors.

For its services under the investment advisory agreement, the investment advisor receives no investment advisory or other fees from the Fund. This arrangement recognizes that shares of the Fund are only offered to participants in SMA programs (each, a Program Participant) who pay fees to program sponsors (each, a Sponsor) for the costs and expenses of the programs, including fees for investment advice, custody and portfolio execution, and to certain non-program SMA clients of the investment advisor. When a Program Participant, alone or with his or her Sponsor, elects to allocate assets in an SMA to an investment strategy managed or advised by the investment advisor, the investment advisor typically receives a fee from the Sponsor for providing such advisory services to the SMA, including with respect to assets that may be invested in the Fund. In certain cases, a Program Participant will pay a fee for investment advice directly to the investment advisor in its capacity as advisor to the Program Participant’s SMA. Similarly, non-program SMA clients will pay fees directly to the investment advisor.

The investment advisor has contractually agreed to reimburse the Fund so that the total annual Fund operating expenses (excluding acquired fund fees and expenses, interest, taxes, extraordinary expenses, and other expenses approved by the Board of Directors) do not exceed 0.00%. This contractual agreement is currently expected to remain in place for the life of the Fund, can only be terminated by agreement of the Fund’s Board of Directors and the investment advisor, and will terminate automatically in the event of termination of the investment advisory agreement between the Fund and the investment advisor. For the six months ended April 30, 2022, fees waived and/or expenses reimbursed totaled $169,072.

Administration Fees: The Fund has entered into an administration agreement with the investment advisor under which the investment advisor performs certain administrative functions for the Fund. For its services under the administration agreement, the investment advisor receives no fees from the Fund. The Fund pays State Street Bank and Trust Company as co-administrator under a fund accounting and administration agreement.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Directors’ and Officers’ Fees: Certain directors and officers of the Fund are also directors, officers and/or employees of the investment advisor. The Fund does not pay compensation to directors and officers affiliated with the investment advisor except for the Chief Compliance Officer, who received compensation from the investment advisor, which was reimbursed by the Fund, in the amount of $973 for the six months ended April 30, 2022.

Note 3. Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, for the six months ended April 30, 2022, totaled $142,622,998 and $111,830,344, respectively.

Note 4. Derivative Investments

The following tables present the value of derivatives held at April 30, 2022 and the effect of derivatives held during the six months ended April 30, 2022, along with the respective location in the financial statements.

Statement of Assets and Liabilities

	Assets		Liabilities
Derivatives	Location	Fair Value	Location	Fair Value
Foreign Exchange Risk:
Forward Foreign Currency Exchange Contracts[a]	Unrealized appreciation	$1,472,707	Unrealized depreciation	$84,965

[a]	Forward foreign currency exchange contracts executed with Brown Brothers Harriman are not subject to a master netting agreement or another similar arrangement.

Statement of Operations

Derivatives	Location	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Foreign Exchange Risk:
Forward Foreign Currency Exchange Contracts	Net Realized and Unrealized Gain (Loss)	$1,149,737	$1,610,987

The following summarizes the volume of the Fund’s forward foreign currency exchange contracts activity during the six months ended April 30, 2022:

Forward Foreign Currency Exchange Contracts
Average Notional Amount	$36,034,453

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Note 5. Income Tax Information

As of April 30, 2022, the federal tax cost and net unrealized appreciation (depreciation) in value of investments held were as follows:

Cost of investments in securities for federal income tax purposes	$373,192,935

Gross unrealized appreciation on investments	$3,074,473
Gross unrealized depreciation on investments	(23,239,956)

Net unrealized appreciation (depreciation) on investments	$(20,165,483)

Note 6. Capital Stock

The Fund is authorized to issue 100 million shares of capital stock, at a par value of $0.001 per share. The Fund’s Board of Directors may increase or decrease the aggregate number of shares of common stock that the Fund has authority to issue. Transactions in Fund shares were as follows:

	For the Six Months Ended April 30, 2022		For the Year Ended October 31, 2021
	Shares	Amount	Shares	Amount
Sold	8,369,384	$91,006,037	14,161,168	$159,940,526
Redeemed	(5,721,596)	(61,845,232)	(7,404,600)	(83,381,590)

Net increase (decrease)	2,647,788	$29,160,805	6,756,568	$76,558,936

Note 7. Other Risks

Preferred Securities Risk: Preferred securities are subject to credit risk, which is the risk that a security will decline in price, or the issuer of the security will fail to make dividend, interest or principal payments when due, because the issuer experiences a decline in its financial status. Preferred securities are also subject to interest rate risk and may decline in value because of changes in market interest rates. The Fund may be subject to a greater risk of rising interest rates than would normally be the case in an environment of low interest rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. In addition, an issuer may be permitted to defer or omit distributions. Preferred securities are also generally subordinated to bonds and other debt instruments in a company’s capital structure. During periods of declining interest rates, an issuer may be able to exercise an option to redeem (call) its issue at par earlier than scheduled, and the Fund may be forced to reinvest in lower yielding securities. Certain preferred securities may be substantially less liquid than many other securities, such as common stocks. Generally, preferred security holders have no voting rights with respect to the issuing company unless certain events occur. Certain preferred securities may give the issuers special redemption rights allowing the securities to be redeemed prior to a specified date if certain events occur, such as changes to tax or securities laws.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Contingent Capital Securities Risk: Contingent capital securities (sometimes referred to as “CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security, for example, a mandatory conversion into common stock of the issuer under certain circumstances, such as the issuer’s capital ratio falling below a certain level. Since the common stock of the issuer may not pay a dividend, investors in these instruments could experience a reduced income rate, potentially to zero, and conversion would deepen the subordination of the investor, hence worsening the investor’s standing in a bankruptcy. Some CoCos provide for a reduction in the value or principal amount of the security under such circumstances. In addition, most CoCos are considered to be high yield or “junk” securities and are therefore subject to the risks of investing in below investment-grade securities. Finally, CoCo issuers can, at their discretion, suspend dividend distributions on their CoCo securities and are more likely to do so in response to negative economic conditions and/or government regulation. Omitted distributions are typically non-cumulative and will not be paid on a future date. Any omitted distribution may negatively impact the returns or distribution rate of the Fund.

Credit and Below-Investment-Grade Securities Risk: Preferred securities may be rated below investment grade or may be unrated. Below-investment-grade securities, or equivalent unrated securities, which are commonly known as “high-yield bonds” or “junk bonds,” generally involve greater volatility of price and risk of loss of income and principal, and may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. It is reasonable to expect that any adverse economic conditions could disrupt the market for lower-rated securities, have an adverse impact on the value of those securities and adversely affect the ability of the issuers of those securities to repay principal and interest on those securities.

Concentration Risk: Because the Fund invests at least 25% of its net assets in the financials sector, it will be more susceptible to adverse economic or regulatory occurrences affecting this sector, such as changes in interest rates, loan concentration and competition. In addition, the Fund will also be subject to the risks of investing in the individual industries and securities that comprise the financials sector, including the bank, diversified financials, real estate (including REITs) and insurance industries. To the extent that the Fund focuses its investments in other sectors or industries, such as (but not limited to) energy, industrials, utilities, pipelines, health care and telecommunications, the Fund will be subject to the risks associated with these particular sectors and industries. These sectors and industries may be adversely affected by, among others, changes in government regulation, world events and economic conditions.

Liquidity Risk: Liquidity risk is the risk that particular investments of the Fund may become difficult to sell or purchase. The market for certain investments may become less liquid or illiquid due to adverse changes in the conditions of a particular issuer or due to adverse market or economic conditions. In addition, dealer inventories of certain securities, which provide an indication of the ability of dealers to engage in “market making,” are at, or near, historic lows in relation to market size, which has the potential to increase price volatility in the fixed income markets in which the Fund invests. Federal banking regulations may also cause certain dealers to reduce their inventories of certain securities, which may further decrease the Fund’s ability to buy or sell such securities. As a result of this decreased liquidity, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash,

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

or give up an investment opportunity, any of which could have a negative effect on performance. Further, transactions in less liquid or illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Liquidity risk also includes the risk that market conditions or large shareholder redemptions may impact the ability of the Fund to meet redemption requests within required time periods. In order to meet such redemption requests, the fund may be forced to sell securities at inopportune times or prices.

Foreign (Non-U.S.) and Emerging Market Securities Risk: The Fund directly purchases securities of foreign issuers. Risks of investing in foreign securities, which can be expected to be greater for investments in emerging markets, include currency risks, future political and economic developments and possible imposition of foreign withholding taxes on income or proceeds payable on the securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Currency Risk: Although the Fund will report its NAV and pay dividends in U.S. dollars, foreign securities often are purchased with and make any dividend and interest payments in foreign currencies. Therefore, the Fund’s investments in foreign securities will be subject to foreign currency risk, which means that the Fund’s NAV could decline solely as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal, dividends and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. The Fund may, but is not required to, engage in various investments that are designed to hedge the Fund’s foreign currency risks, and such investments are subject to the risks described under “Derivatives and Hedging Transactions Risk” below.

Derivatives and Hedging Transactions Risk: The Fund’s use of derivatives, including for the purpose of hedging interest rate or foreign currency risks, presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are counterparty risk, financial leverage risk, liquidity risk, OTC trading risk and tracking risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives.

Geopolitical Risk: Occurrence of global events similar to those in recent years, such as war (including Russia’s military invasion of Ukraine), terrorist attacks, natural or environmental disasters, country instability, infectious disease epidemics, such as that caused by the COVID-19 virus, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers and other governmental trade or market control programs, the potential exit of a country from its respective union and related geopolitical events, may result in market volatility and may have long-lasting impacts on both the U.S. and global financial markets. Events occurring in one region of the world may negatively impact industries and regions that are not otherwise directly impacted by the events. Additionally, those events, as well as other changes in foreign and domestic political and economic conditions, could

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

adversely affect individual issuers or related groups of issuers, securities markets, interest rates, secondary trading, credit ratings, inflation, investor sentiment and other factors affecting the value of the Fund’s investments.

The outbreak of COVID-19 and efforts to contain its spread have resulted in, among other things, extreme volatility in the financial markets and severe losses, reduced liquidity of many instruments, significant travel restrictions, significant disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, service and event cancellations, reductions and other changes, strained healthcare systems, as well as general concern and uncertainty. The impact of the COVID-19 outbreak has negatively affected the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. Pandemics may also exacerbate other pre-existing political, social, economic, market and financial risks. The effects of the outbreak in developing or emerging market countries may be greater due to generally less established health care systems and supply chains. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty. The foregoing could impair the Fund’s ability to maintain operational standards (such as with respect to satisfying redemption requests), disrupt the operations of the Fund’s service providers, adversely affect the value and liquidity of the Fund’s investments, and negatively impact the Fund’s performance and your investment in the Fund.

On January 31, 2020, the United Kingdom (UK) withdrew from the European Union (EU) (referred to as Brexit), commencing a transition period that ended on December 31, 2020. The EU-UK Trade and Cooperation Agreement, a bilateral trade and cooperation deal governing the future relationship between the UK and the EU (TCA), provisionally went into effect on January 1, 2021, and entered into force officially on May 1, 2021. Notwithstanding the TCA, following the transition period, there is likely to be considerable uncertainty as to the UK’s post-transition framework, including how the financial markets will react. As this process unfolds, markets may be further disrupted. Given the size and importance of the UK’s economy, uncertainty about its legal, political and economic relationship with the remaining member states of the EU may continue to be a source of instability.

On February 24, 2022, Russia launched a large-scale invasion of Ukraine significantly amplifying already existing geopolitical tensions. The United States and many other countries have instituted various economic sanctions against Russian individuals and entities. The extent and duration of the military action, sanctions imposed and other punitive actions taken and resulting future market disruptions in Europe and globally cannot be easily predicted, but could be significant and have a severe adverse effect on the global economy, securities markets and commodities markets globally. To the extent the Fund has exposure to the energy sector, the Fund may be especially susceptible to these risks. These disruptions may also make it difficult to value the Fund’s portfolio investments and cause certain of the Fund’s investments to become illiquid. The strengthening or weakening of the U.S. dollar relative to other currencies may, among other things, adversely affect the Fund’s investments denominated in non-U.S. dollar currencies. It is difficult to predict when similar events affecting the U.S.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

or global financial markets may occur, the effects that such events may have, and the duration of those effects.

Regulatory Risk: The U.S. government has proposed and adopted multiple regulations that could have a long-lasting impact on the Fund and on the mutual fund industry in general. The U.S. Securities and Exchange Commission’s (SEC) final rules, related requirements and amendments to modernize reporting and disclosure, along with other potential upcoming regulations, could, among other things, restrict the Fund’s ability to engage in transactions, impact flows into the Fund and/or increase overall expenses of the Fund. In addition to recently adopted Rule 18f-4, which will govern the way derivatives are used by registered investment companies, the SEC, Congress, various exchanges and regulatory and self-regulatory authorities, both domestic and foreign, have undertaken reviews of the use of derivatives by registered investment companies, which could affect the nature and extent of instruments used by the Fund. While the full extent of all of these regulations is still unclear, these regulations and actions may adversely affect both the Fund and the instruments in which the Fund invests and its ability to execute its investment strategy. Similarly, regulatory developments in other countries may have an unpredictable and adverse impact on the Fund.

LIBOR Risk: Many financial instruments are tied to the London Interbank Offered Rate, or “LIBOR,” to determine payment obligations, financing terms, hedging strategies, or investment value. LIBOR is the offered rate for short-term Eurodollar deposits between major international banks. The Head of the UK Financial Conduct Authority the (FCA) and LIBOR’s administrator, ICE Benchmark Administration (IBA) ceased publication of most LIBOR settings at the end of 2021 and the IBA is expected to cease publication of a majority of U.S. dollar LIBOR settings after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., the Secured Overnight Financing Rate for U.S. dollar LIBOR and the Sterling Overnight Interbank Average Rate for GBP LIBOR). Other countries are introducing their own local-currency-denominated alternative reference rates for short-term lending and global consensus on alternative rates is lacking.

There remains uncertainty and risk regarding the willingness and ability of issuers and lenders to include enhanced provisions in new and existing contracts or instruments, the suitability of the proposed replacement rates, and the process for amending existing contracts and instruments remains unclear. As such, the transition away from LIBOR may lead to increased volatility and illiquidity in markets that are tied to LIBOR, reduced values of, inaccurate valuations of, and miscalculations of payment amounts for LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and reduced effectiveness of hedging strategies, adversely affecting the Fund’s performance or NAV. In addition, any alternative reference rate may be an ineffective substitute resulting in prolonged adverse market conditions for the Fund. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the cessation of LIBOR publications.

This is not a complete list of the risks of investing in the Fund. For additional information concerning the risks of investing in the Fund, please consult the Fund’s prospectus.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Note 8. Other

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

Note 9. New Accounting Pronouncement

In January 2021, the Financial Accounting Standards Board issued Accounting Standards Update No. 2021-01 (ASU 2021-01), “Reference Rate Reform (Topic 848)”. ASU 2021-01 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU 2021-01 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The amendments in this update are effective immediately through December 31, 2022, for all entities. Management does not expect any impact to the Fund’s net assets or results of operations.

Note 10. Subsequent Events

Management has evaluated events and transactions occurring after April 30, 2022 through the date that the financial statements were issued, and has determined that no additional disclosure in the financial statements is required.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

OTHER INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-330-7348, (ii) on our website at cohenandsteers.com or (iii) on the U.S. Securities and Exchange Commission’s (SEC) website at http://www.sec.gov. In addition, the Fund’s proxy voting record for the most recent 12-month period ended June 30 is available by August 31 of each year (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC’s website at http://www.sec.gov.

Disclosures of the Fund’s complete holdings are required to be made monthly on Form N-PORT, with every third month made available to the public by the SEC 60 days after the end of the Fund’s fiscal quarter. The Fund’s Form N-PORT is available (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC’s website at http://www.sec.gov.

Please note that distributions paid by the Fund to shareholders are subject to recharacterization for tax purposes. The Fund may also pay distributions in excess of the Fund’s net investment company taxable income and net realized gains and this excess would be a tax free return of capital distributed from the Fund’s assets. The final tax treatment of all distributions is reported to shareholders on their 1099-DIV forms, which are mailed after the close of each calendar year.

Changes to the Board of Directors and Officers

On March 8, 2021, the Board of Directors voted to set the number of directors on the Fund’s Board of Directors to ten. In addition, the Board of Directors elected Ms. Ramona Rogers-Windsor as a Director of the Fund.

Effective December 7, 2021, Director and Chairman Robert H. Steers resigned from the Fund’s Board of Directors. The Board of Directors has appointed Director Joseph M. Harvey to succeed Mr. Steers as Chairman. In addition, effective March 1, 2022, Mr. Harvey, Cohen & Steers, Inc.’s (CNS) current President and a member of CNS’ board of directors, succeeded Mr. Steers as Chief Executive Officer of CNS and Cohen & Steers Capital Management, Inc., the Fund’s investment advisor (the investment advisor). At that time, Mr. Steers assumed the role of Executive Chairman of CNS and continues on as a member of CNS’ board of directors.

On December 7, 2021, the Board of Directors elected Adam M. Derechin, President and Chief Executive Officer of the Fund, as a Director of the Fund. Concurrent with his election, Mr. Derechin resigned as President and Chief Executive Officer of the Fund. Mr. Derechin currently serves as the Chief Operating Officer of CNS and the investment advisor since 2004 and 2003, respectively. Effective December 7, 2021, James Giallanza, previously Chief Financial Officer of the Fund, succeeded Mr. Derechin as President and Chief Executive Officer of the Fund and Albert Laskaj, Treasurer of the Fund, succeeded Mr. Giallanza as Chief Financial Officer of the Fund.

In addition, also on December 7, 2021, the Board of Directors voted to set the number of directors on the Fund’s Board of Directors to nine, effective January 1, 2022. Director C. Edward Ward, Jr. retired from the Board of Directors on December 31, 2021 pursuant to the Fund’s mandatory retirement policy.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

Cohen & Steers Privacy Policy

Facts	What Does Cohen & Steers Do With Your Personal Information?

Why?

Financial companies choose how they share your personal information.

Federal law gives consumers the right to limit some but not all sharing.

Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

• Social Security number and account balances

• Transaction history and account transactions

• Purchase history and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Cohen & Steers chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Cohen & Steers share?	Can you limit this sharing?

For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or reports to credit bureaus	Yes	No

For our marketing purposes— to offer our products and services to you	Yes	No

For joint marketing with other financial companies—	No	We don’t share

For our affiliates’ everyday business purposes— information about your transactions and experiences	No	We don’t share

For our affiliates’ everyday business purposes— information about your creditworthiness	No	We don’t share

For our affiliates to market to you—	No	We don’t share

For non-affiliates to market to you—	No	We don’t share

Questions? Call 800.330.7348

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

Cohen & Steers Privacy Policy—(Continued)

Who we are

Who is providing this notice?	Cohen & Steers Capital Management, Inc., Cohen & Steers Asia Limited, Cohen & Steers Japan Limited, Cohen & Steers UK Limited, Cohen & Steers Ireland Limited, Cohen & Steers Securities, LLC, Cohen & Steers Private Funds and Cohen & Steers Open and Closed-End Funds (collectively, Cohen & Steers).

What we do

How does Cohen & Steers protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We restrict access to your information to those employees who need it to perform their jobs, and also require companies that provide services on our behalf to protect your information.

How does Cohen & Steers collect my personal information?

We collect your personal information, for example, when you:

• Open an account or buy securities from us

• Provide account information or give us your contact information

• Make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

• sharing for affiliates’ everyday business purposes—information about your creditworthiness

• affiliates from using your information to market to you

• sharing for non-affiliates to market to you

State law and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with affiliates.

Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with non-affiliates.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. • Cohen & Steers does not jointly market.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

OFFICERS AND DIRECTORS

Joseph M. Harvey

Director, Chairman and Vice President

Adam M. Derechin

Director

Michael G. Clark

Director

George Grossman

Director

Dean A. Junkans

Director

Gerald J. Maginnis

Director

Jane F. Magpiong

Director

Daphne L. Richards

Director

Ramona Rogers-Windsor

Director

James Giallanza

President and Chief Executive Officer

Albert Laskaj

Treasurer and Chief Financial Officer

Dana A. DeVivo

Secretary and Chief Legal Officer

Stephen Murphy

Chief Compliance Officer

and Vice President

William F. Scapell

Vice President

Elaine Zaharis-Nikas

Vice President

KEY INFORMATION

Investment Advisor and Administrator

Cohen & Steers Capital Management, Inc.

280 Park Avenue

New York, NY 10017

(212) 832-3232

Co-administrator and Custodian

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Transfer Agent

DST Asset Manager Solutions, Inc.

P.O. Box 219953

Kansas City, MO 64121-9953

(800) 437-9912

Legal Counsel

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

Distributor

Cohen & Steers Securities, LLC

280 Park Avenue

New York, NY 10017

NASDAQ Symbol:	PISHX

Website: cohenandsteers.com

This report is authorized for delivery only to shareholders of Cohen & Steers Preferred Securities and Income SMA Shares, Inc. unless accompanied or preceded by the delivery of a currently effective prospectus setting forth details of the Fund. Performance data quoted represent past performance. Past performance is no guarantee of future results and your investment may be worth more or less at the time you sell your shares.

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Cohen & Steers

Preferred

Securities and

Income SMA

Shares, Inc.

Semiannual Report April 30, 2022

As permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports are no longer sent by mail, unless you specifically requested paper copies of the reports. Instead, the reports are made available on the Fund’s website at www.cohenandsteers.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your program sponsor or, by signing up at www.cohenandsteers.com

You may elect to receive all future reports in paper, free of charge, at any time. If you are a participant in a separately managed account program, you can contact your program sponsor or, you can call (800) 330-7348 to let the Fund know you wish to continue receiving paper copies of your shareholder reports.

PISHXSAR

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a- 2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

By:	/s/ James Giallanza
Name: James Giallanza Title: Principal Executive Officer (President and Chief Executive Officer)

Date: July 6, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James Giallanza
Name: James Giallanza Title: Principal Executive Officer (President and Chief Executive Officer)

By:	/s/ Albert Laskaj
Name: Albert Laskaj Title: Principal Financial Officer (Treasurer and Chief Financial Officer)

Date: July 6, 2022